Schedule of Investments (unaudited)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Afterpay Ltd.(a)	6,338	$485,368
Ampol Ltd.	6,942	141,876
APA Group	34,396	232,576
Aristocrat Leisure Ltd.	17,560	545,768
ASX Ltd.	5,663	361,937
Aurizon Holdings Ltd.	53,618	128,226
AusNet Services Ltd.	55,782	101,001
Australia & New Zealand Banking Group Ltd.	83,518	1,578,664
BHP Group Ltd.	85,939	2,407,475
BHP Group PLC	61,523	1,681,180
BlueScope Steel Ltd.	14,676	203,986
Brambles Ltd.	41,998	297,542
Cochlear Ltd.	1,917	294,774
Coles Group Ltd.	38,856	496,183
Commonwealth Bank of Australia	51,678	3,411,845
Computershare Ltd.	15,840	214,086
Crown Resorts Ltd.(a)	10,849	84,770
CSL Ltd.	13,258	2,882,786
Dexus	31,029	245,267
Domino’s Pizza Enterprises Ltd.	1,764	163,119
Endeavour Group Ltd.	38,288	185,972
Evolution Mining Ltd.	53,386	153,366
Fortescue Metals Group Ltd.	50,138	602,095
Glencore PLC	293,834	1,395,063
Goodman Group	48,443	845,534
GPT Group (The)	55,846	208,375
IDP Education Ltd.	6,081	151,633
Insurance Australia Group Ltd.	74,263	233,268
James Hardie Industries PLC	12,966	508,195
Lendlease Corp. Ltd.	20,058	151,175
Macquarie Group Ltd.	10,088	1,404,879
Magellan Financial Group Ltd.	4,119	96,413
Medibank Pvt Ltd.	80,222	196,006
Mirvac Group	114,847	232,531
National Australia Bank Ltd.	95,053	1,836,714
Newcrest Mining Ltd.	24,655	408,987
Northern Star Resources Ltd.	32,812	219,047
Oil Search Ltd.	58,658	157,743
Orica Ltd.	12,226	122,374
Origin Energy Ltd.	51,303	174,703
Qantas Airways Ltd.(a)	26,920	97,101
QBE Insurance Group Ltd.	43,564	358,428
Ramsay Health Care Ltd.	5,690	269,318
REA Group Ltd.	1,539	178,154
Reece Ltd.	8,468	141,373
Rio Tinto Ltd.	10,894	722,847
Rio Tinto PLC	32,839	2,013,166
Santos Ltd.	54,610	246,249
Scentre Group	151,192	330,902
SEEK Ltd.	9,784	242,713
Sonic Healthcare Ltd.	13,240	400,344
South32 Ltd.	136,166	340,261
Stockland	74,615	230,358
Suncorp Group Ltd.	37,372	286,347
Sydney Airport(a)	38,520	226,871
Tabcorp Holdings Ltd.	64,714	227,822
Telstra Corp. Ltd.	121,255	349,451
Transurban Group	88,854	857,711
Security	Shares	Value

Australia (continued)
Treasury Wine Estates Ltd.	21,828	$187,412
Vicinity Centres	112,714	135,080
Washington H Soul Pattinson & Co. Ltd.	6,307	139,734
Wesfarmers Ltd.	33,028	1,331,340
Westpac Banking Corp.	106,864	1,548,234
WiseTech Global Ltd.	4,248	155,616
Woodside Petroleum Ltd.	28,068	425,855
Woolworths Group Ltd.	36,897	1,068,248
		37,753,437
Austria — 0.1%
Erste Group Bank AG	10,016	438,832
OMV AG	4,293	227,980
Raiffeisen Bank International AG	4,318	128,417
Verbund AG	1,984	208,130
voestalpine AG	3,381	114,572
		1,117,931
Belgium — 0.2%
Ageas SA/NV	5,012	259,195
Anheuser-Busch InBev SA/NV	22,195	1,238,531
Elia Group SA/NV	900	112,174
Etablissements Franz Colruyt NV	1,586	74,455
Groupe Bruxelles Lambert SA	3,292	357,509
KBC Group NV	7,340	616,122
Proximus SADP.	4,431	80,543
Sofina SA	449	208,165
Solvay SA	2,183	244,253
UCB SA	3,684	402,844
Umicore SA	5,589	273,296
		3,867,087
Canada — 3.3%
Agnico Eagle Mines Ltd.	7,099	353,880
Air Canada(a)	5,106	83,138
Algonquin Power & Utilities Corp.	19,106	258,595
Alimentation Couche-Tard Inc., Class B	23,813	872,401
AltaGas Ltd.	8,160	155,222
Ballard Power Systems Inc.(a)(b)	6,935	105,590
Bank of Montreal	18,845	1,962,612
Bank of Nova Scotia (The)	35,396	2,210,570
Barrick Gold Corp.	51,715	982,927
Bausch Health Cos Inc.(a)	9,541	226,454
BCE Inc.	2,162	108,807
BlackBerry Ltd.(a)	15,923	151,695
Brookfield Asset Management Inc., Class A	41,111	2,295,870
Brookfield Renewable Corp., Class A	3,762	139,884
CAE Inc.(a)	9,241	222,082
Cameco Corp.	11,593	270,348
Canadian Apartment Properties REIT	2,464	109,674
Canadian Imperial Bank of Commerce	13,111	1,462,023
Canadian National Railway Co.	20,582	2,607,854
Canadian Natural Resources Ltd.	34,513	1,411,374
Canadian Pacific Railway Ltd.	19,425	1,359,423
Canadian Tire Corp. Ltd., Class A, NVS	1,673	221,120
Canadian Utilities Ltd., Class A, NVS	3,728	100,098
Canopy Growth Corp.(a)(b)	6,872	73,806
CCL Industries Inc., Class B, NVS	4,435	217,645
Cenovus Energy Inc.	38,199	453,322
CGI Inc.(a)	6,381	533,078
Constellation Software Inc.	587	998,830
Dollarama Inc.	8,436	364,397

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Emera Inc.	7,085	$325,507
Empire Co. Ltd., Class A, NVS	4,874	139,759
Enbridge Inc.	58,799	2,206,142
Fairfax Financial Holdings Ltd.	797	353,720
First Quantum Minerals Ltd.	17,117	364,864
FirstService Corp.	1,150	221,043
Fortis Inc.	13,726	593,760
Franco-Nevada Corp.	5,567	763,417
George Weston Ltd.	2,215	233,767
GFL Environmental Inc.	4,491	173,073
Gildan Activewear Inc.	6,224	252,137
Great-West Lifeco Inc.	8,727	253,315
Hydro One Ltd.(c)	9,715	237,504
iA Financial Corp. Inc.	3,130	166,319
IGM Financial Inc.	2,440	88,187
Imperial Oil Ltd.	7,188	237,621
Intact Financial Corp.	5,104	633,360
Ivanhoe Mines Ltd., Class A(a)	17,603	139,727
Keyera Corp.	6,438	141,415
Kinross Gold Corp.	36,788	218,289
Kirkland Lake Gold Ltd.	7,883	311,691
Lightspeed Commerce Inc.(a)	3,118	157,724
Loblaw Companies Ltd.	5,057	381,220
Lundin Mining Corp.	19,306	151,583
Magna International Inc.	8,388	628,714
Manulife Financial Corp.	57,005	1,019,213
Metro Inc.	7,127	340,101
National Bank of Canada	9,833	764,117
Northland Power Inc.	6,579	196,940
Nutrien Ltd.	16,624	1,101,977
Nuvei Corp.(a)(c)	1,657	163,164
Onex Corp.	2,227	161,815
Open Text Corp.	7,812	370,343
Pan American Silver Corp.	6,126	156,477
Parkland Corp.	4,421	114,137
Pembina Pipeline Corp.	16,020	474,035
Power Corp. of Canada	15,868	511,895
Quebecor Inc., Class B	4,870	108,383
Restaurant Brands International Inc.	8,329	465,986
RioCan REIT	4,761	79,198
Ritchie Bros Auctioneers Inc.	3,214	218,158
Rogers Communications Inc., Class B, NVS	10,323	461,907
Royal Bank of Canada	41,512	4,104,243
Saputo Inc.	7,182	158,994
Shaw Communications Inc., Class B, NVS	13,185	381,890
Shopify Inc., Class A(a)	3,298	5,011,168
Sun Life Financial Inc.	17,191	912,807
Suncor Energy Inc.	43,249	1,053,590
TC Energy Corp.	28,507	1,337,148
Teck Resources Ltd., Class B	13,756	364,831
TELUS Corp.	12,660	289,383
TFI International Inc.	2,439	242,172
Thomson Reuters Corp.	5,055	604,843
TMX Group Ltd.	1,635	158,668
Toromont Industries Ltd.	2,408	202,261
Toronto-Dominion Bank (The)	53,088	3,746,435
Tourmaline Oil Corp.	9,025	300,327
Waste Connections Inc.(b)	7,589	1,009,792
West Fraser Timber Co. Ltd.	2,782	228,754
Wheaton Precious Metals Corp.	13,116	548,481
Security	Shares	Value

Canada (continued)
WSP Global Inc.	3,423	$476,130
		57,526,340
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.	58,200	104,061
Futu Holdings Ltd., ADR(a)(b)	1,483	70,428
SITC International Holdings Co. Ltd.	34,000	135,741
		310,230
Denmark — 0.7%
Ambu A/S, Class B(b)	4,615	130,894
AP Moller - Maersk A/S, Class A	92	263,299
AP Moller - Maersk A/S, Class B, NVS	169	508,820
Carlsberg A/S, Class B	2,964	460,306
Chr Hansen Holding A/S	3,309	246,190
Coloplast A/S, Class B	3,462	565,501
Danske Bank A/S	19,656	324,981
Demant A/S(a)	3,151	151,117
DSV A/S	5,943	1,293,944
Genmab A/S(a)	1,914	741,755
GN Store Nord A/S	3,622	208,224
Novo Nordisk A/S, Class B	49,054	5,251,229
Novozymes A/S, Class B	5,984	454,451
Orsted A/S(c)	5,587	718,366
Pandora A/S	2,913	362,443
Rockwool International A/S, Class B	244	101,651
Tryg A/S	10,488	254,211
Vestas Wind Systems A/S	29,623	994,644
		13,032,026
Finland — 0.3%
Elisa OYJ	4,146	248,955
Fortum OYJ	12,938	371,995
Kesko OYJ, Class B	7,754	243,454
Kone OYJ, Class B	9,901	650,443
Neste OYJ	12,324	582,887
Nokia OYJ(a)	159,702	895,075
Nordea Bank Abp	94,378	1,117,715
Orion OYJ, Class B	3,091	127,215
Sampo OYJ, Class A	14,465	709,759
Stora Enso OYJ, Class R	16,956	287,052
UPM-Kymmene OYJ	15,547	563,748
Wartsila OYJ Abp	14,021	194,236
		5,992,534
France — 3.1%
Accor SA(a)	4,958	146,978
Aeroports de Paris(a)	865	101,141
Air Liquide SA	13,800	2,278,967
Airbus SE(a)	17,172	1,916,740
Alstom SA	9,221	328,653
Amundi SA(c)	1,775	147,857
Arkema SA	1,788	234,410
AXA SA	56,381	1,549,803
BioMerieux	1,210	171,219
BNP Paribas SA	32,765	2,036,332
Bollore SA	25,790	138,376
Bouygues SA	6,661	224,975
Bureau Veritas SA	8,565	271,256
Capgemini SE	4,671	1,078,401
Carrefour SA	18,213	301,249
Cie. de Saint-Gobain	14,737	934,763
Cie. Generale des Etablissements Michelin SCA	4,937	728,555

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
CNP Assurances	5,000	$122,313
Covivio	1,515	125,804
Credit Agricole SA	36,182	492,680
Danone SA	19,082	1,122,280
Dassault Aviation SA	730	69,212
Dassault Systemes SE	19,365	1,167,341
Edenred	7,270	325,212
Eiffage SA	2,426	226,214
Electricite de France SA	13,798	193,621
Engie SA	53,204	769,681
EssilorLuxottica SA	8,352	1,673,807
Eurazeo SE	1,154	94,688
Eurofins Scientific SE	3,983	509,544
Faurecia SE	3,418	146,898
Gecina SA	1,337	181,045
Getlink SE	12,829	189,549
Hermes International	923	1,732,106
Ipsen SA	1,099	107,256
Kering SA	2,187	1,684,187
Klepierre SA	6,167	129,771
La Francaise des Jeux SAEM(c)	2,782	129,042
Legrand SA.	7,792	855,990
L’Oreal SA	7,310	3,300,739
LVMH Moet Hennessy Louis Vuitton SE	8,087	6,288,405
Orange SA	58,114	624,770
Orpea SA	1,506	142,444
Pernod Ricard SA	6,065	1,391,672
Publicis Groupe SA	6,652	430,443
Remy Cointreau SA	662	155,410
Renault SA(a)	5,649	181,755
Safran SA	10,028	1,120,065
Sanofi	33,132	3,149,604
Sartorius Stedim Biotech	808	477,023
Schneider Electric SE	15,747	2,794,682
SEB SA	806	119,654
Societe Generale SA	23,615	734,835
Sodexo SA(a)	2,577	216,823
Suez SA	10,243	229,253
Teleperformance	1,711	703,791
Thales SA	3,097	254,097
TotalEnergies SE	73,312	3,373,288
Ubisoft Entertainment SA(a)	2,700	138,392
Unibail-Rodamco-Westfield(a)	3,678	242,088
Valeo	6,689	192,809
Veolia Environnement SA	19,094	612,330
Vinci SA	15,758	1,490,891
Vivendi SE.	22,777	290,063
Wendel SE	782	89,662
Worldline SA(a)(c)	6,948	364,282
		53,747,186
Germany — 2.2%
adidas AG	5,546	1,604,002
Allianz SE, Registered	12,010	2,606,497
Aroundtown SA	29,102	174,924
BASF SE	26,981	1,767,148
Bayer AG, Registered	28,568	1,440,898
Bayerische Motoren Werke AG	9,645	924,506
Bechtle AG	2,386	172,586
Beiersdorf AG	2,938	292,220
Brenntag SE	4,503	385,684
Security	Shares	Value

Germany (continued)
Carl Zeiss Meditec AG, Bearer	1,172	$235,196
Commerzbank AG(a)	29,184	204,974
Continental AG(a)	3,147	336,585
Covestro AG(c)	5,413	305,296
Daimler AG, Registered	24,931	2,334,863
Delivery Hero SE(a)(c)	4,720	626,395
Deutsche Bank AG, Registered(a)	60,872	730,575
Deutsche Boerse AG	5,536	869,279
Deutsche Lufthansa AG, Registered(a)	18,942	114,935
Deutsche Post AG, Registered	29,017	1,713,789
Deutsche Telekom AG, Registered	97,089	1,709,998
E.ON SE	65,399	806,785
Evonik Industries AG	6,108	184,330
Fresenius Medical Care AG & Co. KGaA	5,974	356,184
Fresenius SE & Co. KGaA.	11,717	443,478
GEA Group AG	4,473	226,368
Hannover Rueck SE	1,756	306,916
HeidelbergCement AG	4,196	279,166
HelloFresh SE(a)	4,870	493,914
Henkel AG & Co. KGaA	3,027	225,028
Infineon Technologies AG	38,081	1,721,773
KION Group AG	2,102	227,422
Knorr-Bremse AG	2,113	210,304
LANXESS AG	2,423	140,320
LEG Immobilien SE	2,122	296,912
Merck KGaA	3,765	930,539
MTU Aero Engines AG	1,575	293,211
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	4,081	1,097,318
Nemetschek SE	1,682	213,265
Puma SE	3,077	371,767
Rational AG	149	137,584
RWE AG	18,713	720,637
SAP SE	30,418	3,898,104
Scout24 SE(c)	2,666	176,935
Siemens AG, Registered	22,284	3,552,418
Siemens Healthineers AG(c)	7,954	577,718
Symrise AG	3,748	527,238
Telefonica Deutschland Holding AG	30,326	81,098
Uniper SE	2,665	116,120
United Internet AG, Registered(d)	2,826	105,899
Volkswagen AG	946	264,353
Vonovia SE	15,445	857,136
Zalando SE(a)(c)	6,476	588,950
		38,979,540
Hong Kong — 0.8%
AIA Group Ltd.	352,400	3,709,871
BOC Hong Kong Holdings Ltd.	106,500	321,929
Budweiser Brewing Co. APAC Ltd.(c)	50,200	127,463
CK Asset Holdings Ltd.	61,000	348,921
CK Hutchison Holdings Ltd.	77,000	482,036
CK Infrastructure Holdings Ltd.	19,500	112,904
CLP Holdings Ltd.	48,000	470,250
ESR Cayman Ltd.(a)(c)	63,000	207,975
Galaxy Entertainment Group Ltd.(a)	63,000	342,495
Hang Lung Properties Ltd.	59,000	116,971
Hang Seng Bank Ltd.	22,300	394,338
Henderson Land Development Co. Ltd.	42,000	171,813
HK Electric Investments & HK Electric Investments Ltd., Class SS	77,000	75,341

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
HKT Trust & HKT Ltd., Class SS	110,000	$149,243
Hong Kong & China Gas Co. Ltd.	326,589	486,809
Hong Kong Exchanges & Clearing Ltd.	30,000	1,649,743
Hongkong Land Holdings Ltd.	34,000	183,600
Jardine Matheson Holdings Ltd.	6,300	356,333
Link REIT	60,900	527,928
Melco Resorts & Entertainment Ltd., ADR(a)	6,062	59,165
MTR Corp. Ltd.	45,000	239,676
New World Development Co. Ltd.	45,333	178,995
Power Assets Holdings Ltd.	40,500	244,000
Sands China Ltd.(a)	70,800	161,800
Sino Land Co. Ltd.	96,000	114,737
Sun Hung Kai Properties Ltd.	38,000	462,714
Swire Pacific Ltd., Class A	14,500	80,235
Swire Properties Ltd.	34,000	80,749
Techtronic Industries Co. Ltd.	40,000	822,668
WH Group Ltd.(c)	243,000	152,895
Wharf Real Estate Investment Co. Ltd.	49,000	248,205
Xinyi Glass Holdings Ltd.	50,000	121,966
		13,203,768
Ireland — 0.6%
CRH PLC	22,695	1,103,310
Flutter Entertainment PLC, Class DI(a)	4,853	664,617
Horizon Therapeutics PLC(a)	6,030	625,673
Kerry Group PLC, Class A	4,637	571,108
Kingspan Group PLC	4,528	525,018
Linde PLC	15,043	4,785,780
Seagate Technology Holdings PLC	5,969	612,837
Smurfit Kappa Group PLC	7,171	367,551
STERIS PLC	2,906	635,048
Trane Technologies PLC	6,922	1,291,991
		11,182,933
Israel — 0.2%
Azrieli Group Ltd.	1,236	112,897
Bank Hapoalim BM	33,091	321,702
Bank Leumi Le-Israel BM	42,321	409,521
Check Point Software Technologies Ltd.(a)	3,095	344,505
CyberArk Software Ltd.(a)(b)	1,184	204,654
Elbit Systems Ltd.	773	113,107
Fiverr International Ltd.(a)	852	120,660
ICL Group Ltd.	20,574	180,286
Inmode Ltd.(a)	1,446	109,896
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A(a)	33,906	208,366
Kornit Digital Ltd.(a)	1,348	208,819
Mizrahi Tefahot Bank Ltd.	4,094	151,319
Nice Ltd.(a)	1,839	534,211
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	32,112	264,924
Wix.com Ltd.(a)(b)	1,583	241,882
		3,526,753
Italy — 0.5%
Amplifon SpA	3,631	176,847
Assicurazioni Generali SpA	32,239	645,824
Atlantia SpA(a)	14,241	260,065
DiaSorin SpA	733	156,907
Enel SpA	236,919	1,795,221
Eni SpA	73,520	968,831
Ferrari NV	3,672	960,870
FinecoBank Banca Fineco SpA	13,538	237,104
Security	Shares	Value

Italy (continued)
Infrastrutture Wireless Italiane SpA(c)	9,789	$112,516
Intesa Sanpaolo SpA	481,096	1,151,988
Mediobanca Banca di Credito Finanziario SpA	18,108	200,306
Moncler SpA	5,982	431,879
Nexi SpA(a)(c)	13,634	209,592
Poste Italiane SpA(c)	15,218	192,262
Prysmian SpA	7,420	275,929
Recordati Industria Chimica e Farmaceutica SpA	3,046	191,516
Snam SpA	58,740	331,019
Telecom Italia SpA/Milano	297,630	154,644
Tenaris SA	13,755	134,701
Terna - Rete Elettrica Nazionale	41,009	304,958
UniCredit SpA	62,085	749,603
		9,642,582
Japan — 6.4%
Advantest Corp.	5,800	506,344
Aeon Co. Ltd.	19,100	445,478
AGC Inc.	5,600	274,959
Aisin Corp.	4,300	157,793
Ajinomoto Co. Inc.	13,600	407,785
ANA Holdings Inc.(a)	4,800	94,455
Asahi Group Holdings Ltd.	13,400	494,197
Asahi Intecc Co. Ltd.	6,300	138,669
Asahi Kasei Corp.	36,500	341,273
Astellas Pharma Inc.	54,200	849,875
Azbil Corp.	3,600	159,880
Bandai Namco Holdings Inc.	5,800	451,432
Benefit One Inc.	2,300	108,250
Bridgestone Corp.	16,600	665,636
Brother Industries Ltd.	6,900	119,278
Canon Inc.	29,100	639,988
Capcom Co. Ltd.	5,100	126,941
Central Japan Railway Co.	4,200	577,397
Chiba Bank Ltd. (The)	15,400	90,055
Chubu Electric Power Co. Inc.	18,800	189,657
Chugai Pharmaceutical Co. Ltd.	19,600	634,918
Concordia Financial Group Ltd.	30,700	111,355
Cosmos Pharmaceutical Corp.	600	93,475
CyberAgent Inc.	11,800	217,179
Dai Nippon Printing Co. Ltd.	6,500	153,134
Daifuku Co. Ltd.	3,000	239,704
Dai-ichi Life Holdings Inc.	29,100	583,006
Daiichi Sankyo Co. Ltd.	51,000	1,267,661
Daikin Industries Ltd.	7,300	1,486,456
Daito Trust Construction Co. Ltd.	1,900	205,788
Daiwa House Industry Co. Ltd.	16,500	479,162
Daiwa House REIT Investment Corp.	64	183,165
Daiwa Securities Group Inc.	42,100	233,467
Denso Corp.	12,600	921,756
Dentsu Group Inc.	6,300	199,518
Disco Corp.	800	230,725
East Japan Railway Co.	8,800	539,524
Eisai Co. Ltd.	6,800	410,960
ENEOS Holdings Inc.	89,400	331,877
FANUC Corp.	5,600	1,097,837
Fast Retailing Co. Ltd.	1,700	1,006,439
Fuji Electric Co. Ltd.	3,600	187,415
FUJIFILM Holdings Corp.	10,500	825,941
Fujitsu Ltd.	5,700	942,117
GLP J-REIT	124	197,790

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
GMO Payment Gateway Inc.	1,200	$159,900
Hakuhodo DY Holdings Inc.	6,800	100,601
Hamamatsu Photonics KK	4,100	251,724
Hankyu Hanshin Holdings Inc.	6,700	198,513
Hikari Tsushin Inc.	600	86,882
Hino Motors Ltd.	8,400	70,152
Hirose Electric Co. Ltd.	900	151,679
Hitachi Construction Machinery Co. Ltd.	3,100	90,503
Hitachi Ltd.	28,200	1,651,904
Hitachi Metals Ltd.(a)	6,200	115,295
Honda Motor Co. Ltd.	47,500	1,300,776
Hoshizaki Corp.	1,600	122,015
Hoya Corp.	10,800	1,709,494
Hulic Co. Ltd.	11,100	105,010
Ibiden Co. Ltd.	3,100	191,681
Idemitsu Kosan Co. Ltd.	6,100	156,914
Iida Group Holdings Co. Ltd.	4,300	89,321
Inpex Corp.	29,800	243,841
Isuzu Motors Ltd.	17,000	230,407
Ito En Ltd.	1,600	94,147
ITOCHU Corp.	34,600	989,494
Itochu Techno-Solutions Corp.	2,800	91,529
Japan Airlines Co. Ltd.(a)	4,200	75,710
Japan Exchange Group Inc.	14,900	322,601
Japan Metropolitan Fund Invest	204	176,505
Japan Post Bank Co. Ltd.	11,800	96,876
Japan Post Holdings Co. Ltd.	72,200	544,125
Japan Post Insurance Co. Ltd.	5,800	90,206
Japan Real Estate Investment Corp.	36	208,344
Japan Tobacco Inc.	35,000	697,090
JFE Holdings Inc.	14,300	162,989
JSR Corp.	5,900	221,312
Kajima Corp.	13,100	144,983
Kakaku.com Inc.	3,900	109,546
Kansai Electric Power Co. Inc. (The)	20,500	185,203
Kansai Paint Co. Ltd.	5,200	117,309
Kao Corp.	13,800	703,960
KDDI Corp.	47,000	1,363,712
Keio Corp.	3,000	135,622
Keisei Electric Railway Co. Ltd.	3,800	104,552
Keyence Corp.	5,700	3,520,213
Kikkoman Corp.	4,200	320,616
Kintetsu Group Holdings Co. Ltd.(a)	5,000	143,610
Kirin Holdings Co. Ltd.	24,000	382,384
Kobayashi Pharmaceutical Co. Ltd.	1,600	126,262
Kobe Bussan Co. Ltd.	4,000	150,787
Koei Tecmo Holdings Co. Ltd.	1,700	71,513
Koito Manufacturing Co. Ltd.	3,000	173,309
Komatsu Ltd.	25,500	576,888
Konami Holdings Corp.	2,800	143,138
Kose Corp.	900	108,302
Kubota Corp.	29,900	622,159
Kurita Water Industries Ltd.	2,900	135,976
Kyocera Corp.	9,400	557,143
Kyowa Kirin Co. Ltd.	7,900	220,682
Lasertec Corp.	2,200	571,307
Lawson Inc.	1,500	73,517
Lion Corp.	6,500	92,639
Lixil Corp.	7,800	190,820
M3 Inc.	12,900	693,482
Security	Shares	Value

Japan (continued)
Makita Corp.	6,500	$285,401
Marubeni Corp.	45,600	407,772
Mazda Motor Corp.(a)	16,600	133,921
McDonald’s Holdings Co. Japan Ltd.	2,300	102,756
Medipal Holdings Corp.	5,300	95,652
MEIJI Holdings Co. Ltd.	3,600	211,878
Mercari Inc.(a)	3,000	180,960
Minebea Mitsumi Inc.	10,600	278,944
Misumi Group Inc.	8,300	349,952
Mitsubishi Chemical Holdings Corp.	37,300	291,585
Mitsubishi Corp.	36,800	1,094,228
Mitsubishi Electric Corp.	53,200	664,720
Mitsubishi Estate Co. Ltd.	34,500	474,164
Mitsubishi Gas Chemical Co. Inc.	4,600	76,874
Mitsubishi HC Capital Inc.	19,300	90,594
Mitsubishi Heavy Industries Ltd.	9,300	208,604
Mitsubishi UFJ Financial Group Inc.	356,100	1,880,700
Mitsui & Co. Ltd.	45,500	1,022,995
Mitsui Chemicals Inc.	5,400	145,468
Mitsui Fudosan Co. Ltd.	26,700	548,824
Miura Co. Ltd.	2,600	91,662
Mizuho Financial Group Inc.	71,090	876,444
MonotaRO Co. Ltd.	7,300	145,696
MS&AD Insurance Group Holdings Inc.	13,000	379,062
Murata Manufacturing Co. Ltd.	16,700	1,225,178
NEC Corp.	7,200	324,844
Nexon Co. Ltd.	14,400	285,879
NGK Insulators Ltd.	7,500	119,233
Nidec Corp.	13,000	1,488,598
Nihon M&A Center Holdings Inc.	8,800	258,189
Nintendo Co. Ltd.	3,300	1,455,359
Nippon Building Fund Inc.	43	265,737
Nippon Express Co. Ltd.	2,200	125,926
Nippon Paint Holdings Co. Ltd.	20,700	217,207
Nippon Prologis REIT Inc.	60	196,134
Nippon Sanso Holdings Corp.	4,400	93,539
Nippon Shinyaku Co. Ltd.	1,400	104,039
Nippon Steel Corp.	25,447	375,182
Nippon Telegraph & Telephone Corp.	37,500	1,031,845
Nippon Yusen KK	4,700	304,414
Nissan Chemical Corp.	3,500	202,504
Nissan Motor Co. Ltd.(a)	67,600	334,258
Nisshin Seifun Group Inc.	5,800	83,946
Nissin Foods Holdings Co. Ltd.	1,800	132,808
Nitori Holdings Co. Ltd.	2,300	364,518
Nitto Denko Corp.	4,100	284,249
Nomura Holdings Inc.	89,500	375,020
Nomura Real Estate Holdings Inc.	3,500	76,326
Nomura Real Estate Master Fund Inc.	131	186,765
Nomura Research Institute Ltd.	9,800	418,971
NTT Data Corp.	18,400	388,310
Obayashi Corp.	18,900	139,783
Obic Co. Ltd.	2,000	367,826
Odakyu Electric Railway Co. Ltd.	8,600	165,641
Oji Holdings Corp.	23,700	109,054
Olympus Corp.	32,200	719,454
Omron Corp.	5,400	518,835
Ono Pharmaceutical Co. Ltd.	10,800	238,213
Open House Co. Ltd.	2,400	136,736
Oracle Corp. Japan	1,100	108,604

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oriental Land Co. Ltd.	5,800	$911,382
ORIX Corp.	35,600	701,441
Orix JREIT Inc.	76	121,192
Osaka Gas Co. Ltd.	10,900	175,099
Otsuka Corp.	3,300	150,811
Otsuka Holdings Co. Ltd.	11,400	412,904
Pan Pacific International Holdings Corp.	12,000	204,841
Panasonic Corp.	64,300	701,033
Persol Holdings Co. Ltd.	5,200	150,891
Pola Orbis Holdings Inc.	2,700	48,298
Rakuten Group Inc.	25,300	258,216
Recruit Holdings Co. Ltd.	39,500	2,398,426
Renesas Electronics Corp.(a)	36,600	459,891
Resona Holdings Inc.	60,100	219,490
Ricoh Co. Ltd.	19,500	172,038
Rinnai Corp.	1,100	104,322
Rohm Co. Ltd.	2,600	241,447
Ryohin Keikaku Co. Ltd.	7,400	119,419
Santen Pharmaceutical Co. Ltd.	10,500	138,994
SBI Holdings Inc.	7,100	183,663
SCSK Corp.	4,600	87,698
Secom Co. Ltd.	6,100	412,922
Seiko Epson Corp.	8,100	131,136
Sekisui Chemical Co. Ltd.	11,000	179,546
Sekisui House Ltd.	18,000	349,826
Seven & i Holdings Co. Ltd.	22,000	886,103
SG Holdings Co. Ltd.	9,300	205,266
Sharp Corp.	6,200	69,660
Shimadzu Corp.	6,900	292,562
Shimano Inc.	2,200	608,490
Shimizu Corp.	16,100	102,125
Shin-Etsu Chemical Co. Ltd.	10,273	1,711,139
Shionogi & Co. Ltd.	7,700	537,547
Shiseido Co. Ltd.	11,700	670,641
Shizuoka Bank Ltd. (The)	13,000	92,007
SMC Corp.	1,700	1,085,350
Softbank Corp.	83,700	1,152,094
SoftBank Group Corp.	35,100	1,844,576
Sohgo Security Services Co. Ltd.	2,100	89,919
Sompo Holdings Inc.	9,200	377,826
Sony Group Corp.	36,700	4,477,719
Square Enix Holdings Co. Ltd.	2,500	131,154
Stanley Electric Co. Ltd.	3,800	99,240
Subaru Corp.	17,900	337,131
SUMCO Corp.	9,700	213,506
Sumitomo Chemical Co. Ltd.	43,400	199,078
Sumitomo Corp.	32,800	446,581
Sumitomo Dainippon Pharma Co. Ltd.	5,200	63,577
Sumitomo Electric Industries Ltd.	22,000	287,963
Sumitomo Metal Mining Co. Ltd.	7,200	266,122
Sumitomo Mitsui Financial Group Inc.	38,100	1,239,580
Sumitomo Mitsui Trust Holdings Inc.	9,800	306,108
Sumitomo Realty & Development Co. Ltd.	9,000	280,728
Suntory Beverage & Food Ltd.	4,100	145,269
Suzuki Motor Corp.	10,700	431,934
Sysmex Corp.	4,900	609,476
T&D Holdings Inc.	15,700	184,524
Taisei Corp.	5,600	163,985
Taisho Pharmaceutical Holdings Co. Ltd.	1,100	54,302
Takeda Pharmaceutical Co. Ltd.	46,226	1,236,682
Security	Shares	Value

Japan (continued)
TDK Corp.	11,300	$447,022
Terumo Corp.	18,800	765,615
TIS Inc.	6,500	201,840
Tobu Railway Co. Ltd.	5,500	124,806
Toho Co. Ltd.	3,200	142,021
Tokio Marine Holdings Inc.	18,300	919,013
Tokyo Century Corp.	1,100	52,745
Tokyo Electric Power Co. Holdings Inc.(a)	46,900	125,140
Tokyo Electron Ltd.	4,400	2,312,067
Tokyo Gas Co. Ltd.	10,900	186,474
Tokyu Corp.	14,600	201,799
Toppan Inc.	7,600	115,847
Toray Industries Inc.	40,400	233,592
Toshiba Corp.	12,300	490,942
Tosoh Corp.	7,400	105,792
TOTO Ltd.	4,100	181,371
Toyo Suisan Kaisha Ltd.	2,600	105,808
Toyota Industries Corp.	4,300	352,695
Toyota Motor Corp.	308,900	5,479,654
Toyota Tsusho Corp.	6,200	268,486
Trend Micro Inc.	3,900	225,992
Tsuruha Holdings Inc.	1,200	135,887
Unicharm Corp.	11,800	511,131
USS Co. Ltd.	6,400	93,891
Welcia Holdings Co. Ltd.	2,700	96,143
West Japan Railway Co.	6,300	271,484
Yakult Honsha Co. Ltd.	3,700	185,670
Yamaha Corp.	3,800	195,025
Yamaha Motor Co. Ltd.	8,700	218,792
Yamato Holdings Co. Ltd.	8,500	187,630
Yaskawa Electric Corp.	7,000	312,439
Yokogawa Electric Corp.	6,700	125,598
Z Holdings Corp.	78,100	516,897
ZOZO Inc.	3,600	115,132
		111,358,195
Netherlands — 1.9%
ABN AMRO Bank NV, CVA(c)	12,322	176,077
Adyen NV(a)(c)	577	1,598,195
Aegon NV	55,487	244,910
Akzo Nobel NV	5,634	592,845
ArcelorMittal SA	19,555	530,876
Argenx SE(a)	1,349	377,931
ASM International NV	1,375	618,052
ASML Holding NV	12,040	9,449,960
CNH Industrial NV	29,818	489,437
Davide Campari-Milano NV	15,226	222,237
Euronext NV(c)	2,496	245,848
EXOR NV	3,159	278,370
Heineken Holding NV	3,358	279,664
Heineken NV	7,550	751,475
IMCD NV	1,660	369,179
ING Groep NV	113,485	1,567,619
InPost SA(a)	5,826	64,983
JDE Peet’s NV	2,924	79,918
Just Eat Takeaway.com NV(a)(c)	5,305	332,201
Koninklijke Ahold Delhaize NV	30,461	1,025,005
Koninklijke DSM NV	5,092	1,095,984
Koninklijke KPN NV	97,941	288,503
Koninklijke Philips NV	26,543	935,385
NN Group NV	7,871	391,106

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV	7,724	$1,725,233
Prosus NV	27,309	2,194,629
QIAGEN NV(a)	6,653	367,595
Randstad NV	3,578	225,775
Royal Dutch Shell PLC, Class A	120,088	2,512,165
Royal Dutch Shell PLC, Class B	107,255	2,247,628
Stellantis NV	59,293	1,011,761
Universal Music Group NV	20,148	578,330
Universal Music Group NV	979	28,101
Wolters Kluwer NV	7,793	876,407
		33,773,384
New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	92	384
Auckland International Airport Ltd.(a)	36,463	196,599
Fisher & Paykel Healthcare Corp. Ltd.	17,639	399,092
Mercury NZ Ltd.	19,841	81,520
Meridian Energy Ltd.	37,316	120,974
Ryman Healthcare Ltd.	12,380	103,927
Spark New Zealand Ltd.	54,448	170,290
Xero Ltd.(a)	3,896	395,707
		1,468,493
Norway — 0.2%
Adevinta ASA(a)	7,155	101,968
Aker BP ASA	3,671	116,244
DNB Bank ASA	27,104	591,543
Equinor ASA	28,156	704,490
Gjensidige Forsikring ASA	5,826	132,307
Mowi ASA	12,692	288,578
Norsk Hydro ASA	39,635	256,680
Orkla ASA	21,897	200,156
Schibsted ASA, Class A	2,130	95,213
Schibsted ASA, Class B	2,836	109,557
Telenor ASA	20,383	301,184
Yara International ASA	4,827	236,959
		3,134,879
Portugal — 0.1%
EDP - Energias de Portugal SA	80,895	443,300
EDP Renovaveis SA	8,394	215,335
Galp Energia SGPS SA	14,601	137,022
Jeronimo Martins SGPS SA	8,249	179,760
		975,417
Singapore — 0.3%
Ascendas REIT	97,816	209,045
CapitaLand Integrated Commercial Trust	141,576	218,233
Capitaland Investment Ltd/Singapore(a)	76,900	189,355
City Developments Ltd.	11,900	61,220
DBS Group Holdings Ltd.	52,300	1,139,230
Genting Singapore Ltd.	176,100	99,254
Keppel Corp. Ltd.	41,800	155,801
Mapletree Commercial Trust	62,900	94,035
Mapletree Logistics Trust	90,900	123,904
Oversea-Chinese Banking Corp. Ltd.	98,600	790,200
Singapore Airlines Ltd.(a)	39,000	139,189
Singapore Exchange Ltd.(b)	7,500	48,966
Singapore Technologies Engineering Ltd.	45,500	127,042
Singapore Telecommunications Ltd.	242,900	418,253
United Overseas Bank Ltd.	34,400	643,834
UOL Group Ltd.	13,500	68,066
Venture Corp. Ltd.	8,100	109,611
Security	Shares	Value

Singapore (continued)
Wilmar International Ltd.	56,000	$167,955
		4,803,193
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	7,144	171,213
Aena SME SA(a)(c)	2,189	321,489
Amadeus IT Group SA(a)	13,042	835,022
Banco Bilbao Vizcaya Argentaria SA	193,001	1,023,218
Banco Santander SA	507,059	1,576,574
CaixaBank SA	129,021	333,115
Cellnex Telecom SA(c)	15,099	890,478
Enagas SA	2,268	51,746
Endesa SA	9,252	208,123
Ferrovial SA	13,751	382,888
Grifols SA	8,689	155,992
Iberdrola SA	166,911	1,874,767
Industria de Diseno Textil SA	31,653	1,000,574
Naturgy Energy Group SA	5,685	156,837
Red Electrica Corp. SA	5,764	122,519
Repsol SA	42,267	467,050
Siemens Gamesa Renewable Energy SA(a)	6,944	185,303
Telefonica SA	148,486	673,687
		10,430,595
Sweden — 1.0%
Alfa Laval AB	9,164	353,597
Assa Abloy AB, Class B	28,784	806,517
Atlas Copco AB, Class A	19,754	1,208,527
Atlas Copco AB, Class B	11,367	590,397
Boliden AB	7,807	269,131
Electrolux AB, Class B	6,570	147,510
Embracer Group AB(a)	13,828	149,429
Epiroc AB, Class A	19,197	464,754
Epiroc AB, Class B	11,360	228,438
EQT AB	8,559	503,221
Essity AB, Class B	18,194	580,972
Evolution AB(c)	5,037	528,873
Fastighets AB Balder, Class B(a)	3,063	230,009
Getinge AB, Class B	6,663	280,030
H & M Hennes & Mauritz AB, Class B	22,288	392,883
Hexagon AB, Class B	57,676	838,763
Husqvarna AB, Class B	12,188	172,164
ICA Gruppen AB	2,930	173,548
Industrivarden AB, Class A	3,299	97,939
Industrivarden AB, Class C	4,652	137,720
Investment AB Latour, Class B	4,313	163,229
Investor AB	13,939	336,744
Investor AB, Class B	53,072	1,233,209
Kinnevik AB, Class B(a)	7,499	267,364
L E Lundbergforetagen AB, Class B	2,214	121,831
Lifco AB, Class B	6,790	184,747
Lundin Energy AB	5,916	209,068
Nibe Industrier AB, Class B	41,976	598,307
Sagax AB, Class B	4,691	183,779
Sandvik AB	32,892	812,078
Securitas AB, Class B	9,121	132,128
Sinch AB(a)(c)	15,215	202,320
Skandinaviska Enskilda Banken AB, Class A	47,408	689,404
Skanska AB, Class B	9,910	228,021
SKF AB, Class B	11,134	254,152
Svenska Cellulosa AB SCA, Class B	17,271	280,921

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Svenska Handelsbanken AB, Class A	42,070	$445,099
Swedbank AB, Class A	26,380	531,155
Swedish Match AB	46,048	335,959
Tele2 AB, Class B	14,589	208,911
Telefonaktiebolaget LM Ericsson, Class B	83,278	837,149
Telia Co. AB	78,378	302,929
Volvo AB, Class A	5,833	127,847
Volvo AB, Class B	41,954	903,252
		17,744,025
Switzerland — 2.9%
ABB Ltd., Registered	47,851	1,654,821
Adecco Group AG, Registered	4,514	209,194
Alcon Inc.	14,642	1,156,553
Bachem Holding AG, Class B, Registered	181	130,912
Baloise Holding AG, Registered	1,352	201,691
Barry Callebaut AG, Registered	104	246,958
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	31	381,907
Chocoladefabriken Lindt & Spruengli AG, Registered	3	370,568
Cie. Financiere Richemont SA, Class A, Registered	15,207	2,263,037
Clariant AG, Registered	6,285	123,571
Coca-Cola HBC AG, Class DI	5,848	180,091
Credit Suisse Group AG, Registered	77,214	745,532
EMS-Chemie Holding AG, Registered	204	194,878
Geberit AG, Registered	1,045	797,869
Givaudan SA, Registered	268	1,310,185
Holcim Ltd.	15,461	744,816
Julius Baer Group Ltd.	6,447	400,127
Kuehne + Nagel International AG, Registered	1,583	452,530
Logitech International SA, Registered	5,042	402,119
Lonza Group AG, Registered	2,169	1,748,968
Nestle SA, Registered	82,000	10,510,083
Novartis AG, Registered	63,824	5,087,139
Partners Group Holding AG	661	1,140,785
Roche Holding AG, Bearer	977	405,109
Roche Holding AG, NVS	20,466	7,990,134
Schindler Holding AG, Participation Certificates, NVS	1,195	307,794
Schindler Holding AG, Registered	586	145,440
SGS SA, Registered	175	527,935
Siemens Energy AG(a)	11,642	310,128
Sika AG, Registered	4,130	1,612,769
Sonova Holding AG, Registered	1,594	599,055
STMicroelectronics NV	19,893	968,825
Straumann Holding AG, Registered	295	627,154
Swatch Group AG (The), Bearer	843	247,597
Swatch Group AG (The), Registered	1,533	87,750
Swiss Life Holding AG, Registered	918	526,877
Swiss Prime Site AG, Registered	2,215	209,817
Swiss Re AG	8,769	823,063
Swisscom AG, Registered	754	418,855
Temenos AG, Registered	1,958	250,417
UBS Group AG, Registered	102,467	1,771,805
VAT Group AG(c)	786	379,280
Vifor Pharma AG	1,420	159,625
Zurich Insurance Group AG	4,383	1,801,893
		50,625,656
Taiwan — 0.1%
Sea Ltd., ADR(a)(b)	4,013	1,156,025
Security	Shares	Value

United Kingdom — 3.5%
3i Group PLC	28,358	$520,311
Abrdn PLC	63,523	197,098
Admiral Group PLC	6,072	238,716
Amcor PLC	46,011	520,845
Anglo American PLC	37,958	1,397,228
Antofagasta PLC	11,496	210,179
Aptiv PLC(a)	7,880	1,263,558
Ashtead Group PLC	13,036	1,048,721
Associated British Foods PLC	10,377	264,878
AstraZeneca PLC	45,125	4,947,268
Auto Trader Group PLC(c)	27,947	271,467
AVEVA Group PLC	3,509	149,664
Aviva PLC	114,183	582,751
BAE Systems PLC	93,431	680,444
Barclays PLC	493,077	1,203,936
Barratt Developments PLC	29,692	275,395
Berkeley Group Holdings PLC	3,274	186,536
BP PLC	586,105	2,542,949
British American Tobacco PLC	63,909	2,138,856
British Land Co. PLC (The)	25,645	173,395
BT Group PLC(a)	261,707	550,918
Bunzl PLC	9,825	373,831
Burberry Group PLC	11,794	277,004
Clarivate PLC(a)(b)	10,253	239,305
Coca-Cola Europacific Partners PLC	5,976	295,035
Compass Group PLC(a)	52,418	1,022,563
Croda International PLC	4,065	545,153
DCC PLC	2,872	211,530
Diageo PLC	67,986	3,431,133
Entain PLC(a)	17,688	393,154
Evraz PLC	14,872	113,927
Experian PLC	26,856	1,205,723
Ferguson PLC	6,476	985,826
GlaxoSmithKline PLC	146,570	2,975,824
Halma PLC	11,059	440,819
Hargreaves Lansdown PLC	10,362	184,251
Hikma Pharmaceuticals PLC	5,057	148,971
HSBC Holdings PLC	597,238	3,300,575
Imperial Brands PLC	26,753	546,743
Informa PLC(a)	43,785	271,147
InterContinental Hotels Group PLC(a)	5,357	318,304
Intertek Group PLC	4,704	333,112
J Sainsbury PLC	50,939	187,142
Johnson Matthey PLC	5,637	156,607
Kingfisher PLC	61,250	257,386
Land Securities Group PLC	20,536	197,955
Legal & General Group PLC	174,979	653,704
Lloyds Banking Group PLC	2,064,902	1,282,186
London Stock Exchange Group PLC	9,519	824,638
M&G PLC	75,733	187,965
Melrose Industries PLC	127,366	244,698
Mondi PLC	14,195	324,259
National Grid PLC.	105,357	1,397,988
Natwest Group PLC	168,013	473,412
Next PLC	3,874	404,736
Ocado Group PLC(a)	13,936	332,686
Pearson PLC	21,967	173,702
Persimmon PLC	9,388	341,167
Phoenix Group Holdings PLC	18,924	161,125
Prudential PLC	76,514	1,292,417

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Reckitt Benckiser Group PLC	20,805	$1,685,267
RELX PLC	56,330	1,747,392
Rentokil Initial PLC	56,515	460,238
Rolls-Royce Holdings PLC(a)	243,489	397,214
Royalty Pharma PLC, Class A	9,951	395,751
Sage Group PLC (The)	32,146	329,894
Schroders PLC	3,621	165,469
Segro PLC	34,994	654,009
Sensata Technologies Holding PLC(a)	4,613	256,944
Severn Trent PLC	7,293	279,432
Smith & Nephew PLC	25,611	411,604
Smiths Group PLC	13,109	250,372
Spirax-Sarco Engineering PLC	2,101	435,934
SSE PLC	30,417	625,339
St. James’s Place PLC	15,723	323,744
Standard Chartered PLC	76,668	421,913
Taylor Wimpey PLC	114,873	241,261
Tesco PLC	228,628	843,285
Unilever PLC	75,594	3,860,811
United Utilities Group PLC	19,875	285,462
Vodafone Group PLC	814,291	1,180,573
Whitbread PLC(a)	5,884	219,330
WPP PLC	34,738	482,167
		61,826,221
United States — 68.2%
10X Genomics Inc., Class A(a)	2,174	332,209
3M Co.	16,855	2,866,024
A O Smith Corp.	3,880	306,714
Abbott Laboratories	51,641	6,494,889
AbbVie Inc.	51,477	5,934,269
ABIOMED Inc.(a)	1,322	416,139
Accenture PLC, Class A	18,472	6,601,893
Activision Blizzard Inc.	22,685	1,329,341
Adobe Inc.(a)	13,877	9,295,508
Advance Auto Parts Inc.	1,836	405,242
Advanced Micro Devices Inc.(a)	35,333	5,595,687
AES Corp. (The)	19,309	451,444
Affirm Holdings Inc.(a)	2,543	322,147
Aflac Inc.	18,564	1,005,055
Agilent Technologies Inc.	8,826	1,331,843
AGNC Investment Corp.	14,776	225,925
Air Products & Chemicals Inc.	6,448	1,853,413
Airbnb Inc., Class A(a)	6,863	1,184,142
Akamai Technologies Inc.(a)	4,807	541,749
Albemarle Corp.	3,445	918,058
Alexandria Real Estate Equities Inc.	4,216	843,495
Align Technology Inc.(a)	2,187	1,337,416
Alleghany Corp.(a)	404	261,340
Allegion PLC.	2,614	323,195
Alliant Energy Corp.	7,105	389,283
Allstate Corp. (The)	8,613	936,405
Ally Financial Inc.	11,095	508,484
Alnylam Pharmaceuticals Inc.(a)	3,453	634,661
Alphabet Inc., Class A(a)	8,770	24,888,822
Alphabet Inc., Class C, NVS(a)	8,394	23,914,842
Altria Group Inc.	53,489	2,280,771
Amazon.com Inc.(a)	13,277	46,563,368
AMC Entertainment Holdings Inc., Class A(a)(b)	14,315	485,851
AMERCO	286	201,504
Ameren Corp.	7,514	613,067
Security	Shares	Value

United States (continued)
American Electric Power Co. Inc.	14,572	$1,181,061
American Express Co.	19,670	2,995,741
American Financial Group Inc./OH	2,098	280,314
American International Group Inc.	24,116	1,268,502
American Tower Corp.	13,237	3,474,448
American Water Works Co. Inc.	5,287	891,230
Ameriprise Financial Inc.	3,313	959,445
AmerisourceBergen Corp.	4,540	525,505
AMETEK Inc.	6,736	919,464
Amgen Inc.	16,623	3,305,982
Amphenol Corp., Class A	17,346	1,397,741
Analog Devices Inc.	15,654	2,821,634
Annaly Capital Management Inc.	42,071	340,775
ANSYS Inc.(a)	2,544	995,925
Anthem Inc.	7,057	2,866,765
Aon PLC, Class A	6,576	1,944,984
Apollo Global Management Inc.	5,107	361,473
Apple Inc.	481,513	79,594,099
Applied Materials Inc.	26,303	3,871,539
Aramark	6,692	223,513
Arch Capital Group Ltd.(a)	11,536	465,824
Archer-Daniels-Midland Co.	16,483	1,025,407
Arista Networks Inc.(a)	6,704	831,698
Arrow Electronics Inc.(a)	2,093	254,613
Arthur J Gallagher & Co.	6,007	978,540
Asana Inc., Class A(a)	1,940	201,663
Assurant Inc.	1,714	260,699
AT&T Inc.	207,983	4,748,252
Athene Holding Ltd., Class A(a)	3,921	321,208
Atmos Energy Corp.	3,827	345,655
Autodesk Inc.(a)	6,454	1,640,542
Automatic Data Processing Inc.	12,324	2,845,488
AutoZone Inc.(a)	628	1,141,120
Avalara Inc.(a)(b)	2,525	352,692
AvalonBay Communities Inc.	4,067	971,484
Avantor Inc.(a)	15,531	613,164
Avery Dennison Corp.	2,414	495,039
Baker Hughes Co.	24,133	563,264
Ball Corp.	9,652	901,979
Bank of America Corp.	220,439	9,802,922
Bank of New York Mellon Corp. (The)	23,837	1,306,029
Bath & Body Works Inc.	7,799	585,939
Baxter International Inc.	14,610	1,089,468
Becton Dickinson and Co.	8,366	1,983,913
Bentley Systems Inc., Class B(b)	5,160	247,628
Berkshire Hathaway Inc., Class B(a)	38,607	10,682,171
Best Buy Co. Inc.	6,566	701,643
Bill.com Holdings Inc.(a)	2,175	610,849
Biogen Inc.(a)	4,306	1,015,096
BioMarin Pharmaceutical Inc.(a)	5,483	473,128
Bio-Rad Laboratories Inc., Class A(a)	670	504,644
Bio-Techne Corp.	1,138	537,170
Black Knight Inc.(a)	4,688	335,051
BlackRock Inc.(e)	4,434	4,011,041
Blackstone Inc., NVS	19,928	2,818,816
Boeing Co. (The)(a)	16,262	3,217,437
Booking Holdings Inc.(a)	1,195	2,511,711
Booz Allen Hamilton Holding Corp.	4,150	348,351
BorgWarner Inc.	6,989	302,484
Boston Properties Inc.	4,322	466,084

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Boston Scientific Corp.(a)	41,706	$1,587,747
Bristol-Myers Squibb Co.	64,732	3,471,577
Broadcom Inc.	11,951	6,617,030
Broadridge Financial Solutions Inc.	3,427	577,689
Brown & Brown Inc.	6,975	449,260
Brown-Forman Corp., Class B, NVS	9,021	634,718
Bunge Ltd.	4,198	363,421
Burlington Stores Inc.(a)	1,944	569,845
Cable One Inc.	153	271,125
Cadence Design Systems Inc.(a)	8,063	1,430,860
Caesars Entertainment Inc.(a)	6,217	559,965
Camden Property Trust	2,868	473,822
Campbell Soup Co.	5,941	239,601
Capital One Financial Corp.	12,995	1,826,187
Cardinal Health Inc.	8,460	391,106
Carlyle Group Inc. (The)	4,646	254,090
CarMax Inc.(a)	4,723	667,124
Carnival Corp.(a)	24,112	424,853
Carrier Global Corp.	24,012	1,299,529
Carvana Co.(a)(b)	2,215	621,130
Catalent Inc.(a)	4,871	626,703
Caterpillar Inc.	15,990	3,091,667
Cboe Global Markets Inc.	3,106	400,488
CBRE Group Inc., Class A(a)	9,780	934,675
CDW Corp./DE	4,005	758,387
Celanese Corp.	3,224	487,985
Centene Corp.(a)	17,148	1,224,539
CenterPoint Energy Inc.	17,411	451,119
Ceridian HCM Holding Inc.(a)	3,810	416,814
Cerner Corp.	8,613	606,786
CF Industries Holdings Inc.	6,266	379,657
CH Robinson Worldwide Inc.	3,837	364,860
Charles River Laboratories International Inc.(a)	1,439	526,487
Charles Schwab Corp. (The)	42,387	3,280,330
Charter Communications Inc., Class A(a)	3,738	2,415,795
Cheniere Energy Inc.	7,138	748,134
Chevron Corp.	56,334	6,358,419
Chewy Inc., Class A(a)(b)	2,329	158,978
Chipotle Mexican Grill Inc.(a)	819	1,345,953
Chubb Ltd.	12,780	2,293,627
Church & Dwight Co. Inc.	7,154	639,425
Cigna Corp.	9,908	1,901,345
Cincinnati Financial Corp.	4,545	517,676
Cintas Corp.	2,687	1,134,425
Cisco Systems Inc.	122,757	6,731,994
Citigroup Inc.	59,039	3,760,784
Citizens Financial Group Inc.	12,412	586,715
Citrix Systems Inc.	3,484	280,218
Clorox Co. (The)	3,577	582,514
Cloudflare Inc., Class A(a)	6,906	1,299,985
CME Group Inc.	10,517	2,319,209
CMS Energy Corp.	8,587	505,345
Coca-Cola Co. (The)	119,547	6,270,240
Cognex Corp.	5,244	405,099
Cognizant Technology Solutions Corp., Class A	15,310	1,193,874
Coinbase Global Inc., Class A(a)	1,099	346,185
Colgate-Palmolive Co.	23,342	1,751,117
Comcast Corp., Class A	133,421	6,668,382
Conagra Brands Inc.	14,330	437,782
ConocoPhillips	39,007	2,735,561
Security	Shares	Value

United States (continued)
Consolidated Edison Inc.	10,294	$799,226
Constellation Brands Inc., Class A	4,900	1,104,117
Cooper Companies Inc. (The)	1,449	545,505
Copart Inc.(a)	6,163	894,621
Corning Inc.	23,568	874,137
Corteva Inc.	21,386	962,370
CoStar Group Inc.(a)	11,507	894,784
Costco Wholesale Corp.	12,877	6,945,596
Coterra Energy Inc.	22,598	453,768
Coupa Software Inc.(a)	2,063	405,710
Crowdstrike Holdings Inc., Class A(a)	5,503	1,194,921
Crown Castle International Corp.	12,642	2,296,419
Crown Holdings Inc.	3,827	404,897
CSX Corp.	65,672	2,276,192
Cummins Inc.	4,170	874,658
CVS Health Corp.	38,438	3,423,288
Danaher Corp.	18,679	6,007,914
Darden Restaurants Inc.	3,796	523,658
Datadog Inc., Class A(a)	5,588	996,285
DaVita Inc.(a)	2,175	205,538
Deere & Co.	8,583	2,965,770
Dell Technologies Inc., Class C(a)	8,109	457,915
Delta Air Lines Inc.(a)	4,660	168,692
DENTSPLY SIRONA Inc.	6,366	310,279
Devon Energy Corp.	18,735	787,994
Dexcom Inc.(a)	2,818	1,585,379
Diamondback Energy Inc.	5,010	534,717
Digital Realty Trust Inc.	8,232	1,380,836
Discover Financial Services	8,723	940,776
Discovery Inc., Class A(a)(b)	4,644	108,066
Discovery Inc., Class C, NVS(a)	9,136	207,479
DISH Network Corp., Class A(a)	7,167	223,969
DocuSign Inc.(a)	5,663	1,395,137
Dollar General Corp.	6,797	1,504,176
Dollar Tree Inc.(a)	6,552	876,854
Dominion Energy Inc.	23,408	1,666,650
Domino’s Pizza Inc.	1,074	562,926
DoorDash Inc., Class A(a)	3,126	558,835
Dover Corp.	4,264	698,656
Dow Inc.	22,017	1,209,394
DR Horton Inc.	9,914	968,598
DraftKings Inc., Class A(a)(b)	9,334	322,490
Dropbox Inc., Class A(a)	9,185	226,043
DTE Energy Co.	5,611	607,896
Duke Energy Corp.	22,410	2,173,994
Duke Realty Corp.	11,099	647,405
DuPont de Nemours Inc.	15,236	1,126,855
Dynatrace Inc.(a)	5,505	345,989
Eastman Chemical Co.	4,034	420,706
Eaton Corp. PLC.	11,505	1,864,500
eBay Inc.	18,938	1,277,557
Ecolab Inc.	7,522	1,665,897
Edison International	11,241	733,812
Edwards Lifesciences Corp.(a)	18,157	1,948,428
Elanco Animal Health Inc.(a)	12,401	356,405
Electronic Arts Inc.	8,290	1,029,784
Eli Lilly & Co.	23,681	5,873,835
Emerson Electric Co.	17,413	1,529,558
Enphase Energy Inc.(a)	3,741	935,250
Entegris Inc.	3,950	577,016

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Entergy Corp.	5,875	$589,498
EOG Resources Inc.	17,007	1,479,609
EPAM Systems Inc.(a)	1,636	995,588
Equifax Inc.	3,546	988,093
Equinix Inc.	2,614	2,123,091
Equitable Holdings Inc.	10,810	340,083
Equity LifeStyle Properties Inc.	5,188	421,784
Equity Residential	10,465	892,769
Erie Indemnity Co., Class A, NVS	740	137,499
Essential Utilities Inc.	6,805	321,672
Essex Property Trust Inc.	1,895	643,239
Estee Lauder Companies Inc. (The), Class A	6,788	2,254,091
Etsy Inc.(a)	3,687	1,012,376
Everest Re Group Ltd.	1,122	287,658
Evergy Inc.	6,821	431,769
Eversource Energy	10,131	833,477
Exact Sciences Corp.(a)	5,065	432,399
Exelon Corp.	28,768	1,516,937
Expedia Group Inc.(a)	4,232	681,733
Expeditors International of Washington Inc.	4,950	602,019
Extra Space Storage Inc.	3,898	779,600
Exxon Mobil Corp.	123,321	7,379,529
F5 Inc.(a)	1,758	400,086
FactSet Research Systems Inc.	1,111	520,581
Fair Isaac Corp.(a)	815	287,801
Fastenal Co.	16,742	990,624
FedEx Corp.	7,376	1,699,209
Fidelity National Financial Inc.	7,846	383,748
Fidelity National Information Services Inc.	17,993	1,880,269
Fifth Third Bancorp.	20,080	846,372
First Republic Bank/CA	5,150	1,079,749
FirstEnergy Corp.	16,127	607,343
Fiserv Inc.(a)(b)	17,361	1,675,684
FleetCor Technologies Inc.(a)	2,286	473,499
FMC Corp.	3,867	387,435
Ford Motor Co.	115,044	2,207,694
Fortinet Inc.(a)	4,080	1,355,009
Fortive Corp.	9,941	734,342
Fortune Brands Home & Security Inc.	4,016	403,728
Fox Corp., Class A, NVS	11,523	411,486
Fox Corp., Class B	4,393	147,605
Franklin Resources Inc.	8,789	284,764
Freeport-McMoRan Inc.	43,124	1,599,038
Garmin Ltd.	4,482	598,526
Gartner Inc.(a)(b)	2,437	760,953
Generac Holdings Inc.(a)	1,839	774,660
General Dynamics Corp.	6,921	1,307,861
General Electric Co	31,974	3,037,210
General Mills Inc.	17,660	1,090,858
General Motors Co.(a)	38,059	2,202,474
Genuine Parts Co.	4,173	533,059
Gilead Sciences Inc.	36,523	2,517,530
Global Payments Inc.	8,693	1,034,815
Globe Life Inc.	2,817	243,783
GoDaddy Inc., Class A(a)	4,918	345,096
Goldman Sachs Group Inc. (The)	9,819	3,740,941
Guidewire Software Inc.(a)	2,255	262,347
Halliburton Co.	25,940	560,045
Hartford Financial Services Group Inc. (The)	10,113	668,469
Hasbro Inc.	3,810	369,227
Security	Shares	Value

United States (continued)
HCA Healthcare Inc.	7,461	$1,683,127
Healthpeak Properties Inc.	15,806	519,385
HEICO Corp.	1,264	175,089
HEICO Corp., Class A	2,129	264,422
Henry Schein Inc.(a)	4,069	289,143
Hershey Co. (The)	4,237	752,025
Hess Corp.	8,100	603,612
Hewlett Packard Enterprise Co.	38,041	545,888
Hilton Worldwide Holdings Inc.(a)	8,118	1,096,498
Hologic Inc.(a)	7,384	551,806
Home Depot Inc. (The)	30,742	12,315,553
Honeywell International Inc.	20,111	4,067,249
Hormel Foods Corp.	8,685	359,559
Host Hotels & Resorts Inc.(a)	21,232	333,342
Howmet Aerospace Inc.	11,878	334,128
HP Inc.	34,997	1,234,694
HubSpot Inc.(a)	1,301	1,049,790
Humana Inc.	3,743	1,570,975
Huntington Bancshares Inc./OH	43,011	638,283
Huntington Ingalls Industries Inc.	1,169	207,509
IAC/InterActiveCorp.(a)	2,309	308,598
IDEX Corp.	2,248	504,878
IDEXX Laboratories Inc.(a)	2,478	1,506,797
IHS Markit Ltd.	11,031	1,409,982
Illinois Tool Works Inc.	9,175	2,129,976
Illumina Inc.(a)	4,273	1,561,055
Incyte Corp.(a)	5,575	377,539
Ingersoll Rand Inc.	11,805	688,704
Insulet Corp.(a)	2,006	578,611
Intel Corp.	117,790	5,795,268
Intercontinental Exchange Inc.	16,404	2,144,331
International Business Machines Corp.	26,109	3,057,364
International Flavors & Fragrances Inc.	7,297	1,037,415
International Paper Co.	10,816	492,344
Interpublic Group of Companies Inc. (The)	11,471	380,723
Intuit Inc.	7,958	5,191,003
Intuitive Surgical Inc.(a)	10,398	3,372,487
Invesco Ltd.	10,080	225,086
Invitation Homes Inc.	16,793	679,109
IPG Photonics Corp.(a)	1,121	184,057
IQVIA Holdings Inc.(a)	5,634	1,459,938
Iron Mountain Inc.	8,432	383,150
Jack Henry & Associates Inc.	2,229	337,983
Jacobs Engineering Group Inc.	3,851	548,999
Jazz Pharmaceuticals PLC(a)	1,781	213,488
JB Hunt Transport Services Inc.	2,452	468,724
JM Smucker Co. (The)	3,127	395,472
Johnson & Johnson	76,682	11,957,024
Johnson Controls International PLC	20,578	1,538,411
JPMorgan Chase & Co.	87,043	13,825,040
Juniper Networks Inc.	9,477	295,019
Kansas City Southern	2,650	770,753
Kellogg Co.	7,447	455,607
Keurig Dr Pepper Inc.	20,645	701,724
KeyCorp	27,866	625,313
Keysight Technologies Inc.(a)	5,352	1,040,857
Kimberly-Clark Corp.	9,810	1,278,341
Kinder Morgan Inc.	59,431	918,803
KKR & Co. Inc.	15,285	1,137,968
KLA Corp.	4,450	1,816,179

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Knight-Swift Transportation Holdings Inc.	4,593	$262,949
Kraft Heinz Co. (The)	19,921	669,545
Kroger Co. (The)	20,678	858,757
L3Harris Technologies Inc.	5,854	1,223,954
Laboratory Corp. of America Holdings(a)	2,808	801,207
Lam Research Corp.	4,125	2,804,381
Las Vegas Sands Corp.(a)	10,249	365,069
Lear Corp.	1,740	291,955
Leidos Holdings Inc.	4,020	353,398
Lennar Corp., Class A	8,002	840,610
Lennox International Inc.	955	295,114
Liberty Broadband Corp., Class A(a)	733	111,108
Liberty Broadband Corp., Class C, NVS(a)	4,229	654,861
Liberty Global PLC, Class A(a)	4,635	122,364
Liberty Global PLC, Class C, NVS(a)	10,130	269,863
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	5,512	335,791
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	2,412	117,706
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	4,920	240,736
Lincoln National Corp.	5,203	345,115
Live Nation Entertainment Inc.(a)	4,786	510,427
LKQ Corp.	8,132	454,579
Lockheed Martin Corp.	7,260	2,419,903
Loews Corp.	6,373	340,701
Lowe’s Companies Inc.	20,171	4,933,625
Lucid Group Inc.(a)	11,787	624,475
Lululemon Athletica Inc.(a)	3,448	1,566,806
Lumen Technologies Inc.	27,365	337,684
Lyft Inc., Class A(a)	7,608	308,961
LyondellBasell Industries NV, Class A	7,763	676,390
M&T Bank Corp.	3,749	549,641
Marathon Petroleum Corp.	18,590	1,131,202
Markel Corp.(a)	400	477,928
MarketAxess Holdings Inc.	1,089	384,079
Marriott International Inc./MD, Class A(a)	8,063	1,189,776
Marsh & McLennan Companies Inc.	14,758	2,420,607
Martin Marietta Materials Inc.	1,817	733,178
Marvell Technology Inc.	23,991	1,707,439
Masco Corp.	7,200	474,480
Masimo Corp.(a)	1,556	432,755
Mastercard Inc., Class A	25,652	8,078,328
Match Group Inc.(a)	7,660	995,723
McCormick & Co. Inc./MD, NVS	7,259	622,967
McDonald’s Corp.	21,754	5,321,028
McKesson Corp.	4,506	976,721
Medical Properties Trust Inc.	17,340	369,169
Medtronic PLC	39,192	4,181,786
MercadoLibre Inc.(a)	1,303	1,548,498
Merck & Co. Inc.	73,737	5,523,639
Meta Platforms Inc, Class A(a)	69,439	22,530,178
MetLife Inc.	21,217	1,244,589
Mettler-Toledo International Inc.(a)	670	1,014,467
MGM Resorts International	11,229	444,444
Microchip Technology Inc.	15,965	1,331,960
Micron Technology Inc.	32,966	2,769,144
Microsoft Corp.	207,959	68,749,166
Mid-America Apartment Communities Inc.	3,413	703,931
Moderna Inc.(a)	10,007	3,526,767
Mohawk Industries Inc.(a)	1,709	286,890
Molina Healthcare Inc.(a)	1,450	413,511
Security	Shares	Value

United States (continued)
Molson Coors Beverage Co., Class B	5,549	$246,598
Mondelez International Inc., Class A	40,899	2,410,587
MongoDB Inc.(a)	1,693	843,283
Monolithic Power Systems Inc.	1,271	703,448
Monster Beverage Corp.(a)	11,557	968,245
Moody’s Corp.	4,882	1,907,104
Morgan Stanley	39,861	3,779,620
Mosaic Co. (The)	10,790	369,234
Motorola Solutions Inc.	4,933	1,248,937
MSCI Inc.	2,401	1,511,309
Nasdaq Inc.	3,411	693,218
NetApp Inc.	6,635	589,719
Netflix Inc.(a)	12,893	8,276,017
Neurocrine Biosciences Inc.(a)	2,827	235,348
Newell Brands Inc.	11,152	239,433
Newmont Corp.	23,278	1,278,428
News Corp., Class A, NVS	11,396	246,382
NextEra Energy Inc.	57,145	4,959,043
Nike Inc., Class B	37,230	6,300,805
NiSource Inc.	11,431	280,174
Nordson Corp.	1,484	377,218
Norfolk Southern Corp.	7,245	1,921,881
Northern Trust Corp.	5,795	670,482
Northrop Grumman Corp.	4,419	1,541,347
NortonLifeLock Inc.	17,365	431,520
Novavax Inc.(a)(b)	2,062	430,195
Novocure Ltd.(a)	2,700	252,828
NRG Energy Inc.	7,130	256,823
Nuance Communications Inc.(a)	8,704	482,985
Nucor Corp.	8,650	919,149
NVIDIA Corp.	72,823	23,795,643
NVR Inc.(a)	99	517,309
O’Reilly Automotive Inc.(a)	1,997	1,274,406
Oak Street Health Inc.(a)(b)	2,859	88,486
Occidental Petroleum Corp.	27,199	806,450
Okta Inc.(a)	3,643	784,083
Old Dominion Freight Line Inc.	2,867	1,018,272
Omnicom Group Inc.	6,180	415,976
ON Semiconductor Corp.(a)	12,544	770,578
ONEOK Inc.	13,175	788,392
Oracle Corp.	48,799	4,428,021
Otis Worldwide Corp.	11,810	949,524
Owens Corning	3,004	254,859
PACCAR Inc.	10,113	843,626
Packaging Corp. of America	2,897	378,319
Palantir Technologies Inc., Class A(a)	46,202	954,071
Palo Alto Networks Inc.(a)	2,833	1,549,481
Parker-Hannifin Corp.	3,761	1,136,048
Paychex Inc.	9,575	1,141,340
Paycom Software Inc.(a)	1,504	657,970
PayPal Holdings Inc.(a)	32,514	6,011,513
Peloton Interactive Inc., Class A(a)(b)	8,175	359,700
Pentair PLC.	4,831	355,996
PepsiCo Inc.	40,260	6,432,743
PerkinElmer Inc.	3,266	594,935
Pfizer Inc.	163,319	8,775,130
PG&E Corp.(a)(b)	42,293	502,441
Philip Morris International Inc.	45,399	3,901,590
Phillips 66	12,758	882,471
Pinterest Inc., Class A(a)	16,172	647,850

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Pioneer Natural Resources Co.	6,745	$1,202,768
Plug Power Inc.(a)	15,058	600,061
PNC Financial Services Group Inc. (The)	12,380	2,438,860
Pool Corp.	1,186	657,186
PPD Inc.(a)	3,582	168,712
PPG Industries Inc.	6,974	1,075,182
PPL Corp.	22,804	634,635
Principal Financial Group Inc.	7,821	536,364
Procter & Gamble Co. (The)	70,735	10,226,866
Progressive Corp. (The)	17,045	1,584,162
Prologis Inc.	21,534	3,246,251
Prudential Financial Inc.	11,233	1,148,687
PTC Inc.(a)	3,250	356,135
Public Service Enterprise Group Inc.	14,727	920,290
Public Storage	4,648	1,521,662
PulteGroup Inc.	7,563	378,377
Qorvo Inc.(a)	3,239	473,639
QUALCOMM Inc.	32,858	5,932,840
Quest Diagnostics Inc.	3,559	529,152
Raymond James Financial Inc.	5,515	542,069
Raytheon Technologies Corp.	43,925	3,554,411
Realty Income Corp.	16,052	1,090,252
Regency Centers Corp.	4,456	308,979
Regeneron Pharmaceuticals Inc.(a)	3,062	1,949,055
Regions Financial Corp.	27,812	632,723
Republic Services Inc.	6,492	858,632
ResMed Inc.	4,282	1,091,268
RingCentral Inc., Class A(a)	2,270	490,275
Rivian Automotive Inc., Class A(a)	5,028	602,153
Robert Half International Inc.	3,263	362,748
Robinhood Markets Inc., Class A(a)	5,282	137,015
Rockwell Automation Inc.	3,360	1,129,632
Roku Inc.(a)	3,353	763,176
Rollins Inc.	6,417	213,558
Roper Technologies Inc.	3,071	1,425,405
Ross Stores Inc.	10,403	1,134,863
Royal Caribbean Cruises Ltd.(a)	6,695	467,445
RPM International Inc.	3,737	340,216
S&P Global Inc.	7,021	3,199,680
salesforce.com Inc.(a)	28,518	8,126,489
SBA Communications Corp.	3,191	1,097,066
Schlumberger NV	41,114	1,179,150
Seagen Inc.(a)	3,975	636,000
Sealed Air Corp.	4,366	271,216
SEI Investments Co.	3,496	208,466
Sempra Energy	9,329	1,118,267
ServiceNow Inc.(a)	5,771	3,737,877
Sherwin-Williams Co. (The)	7,299	2,417,721
Signature Bank/New York NY	1,766	533,862
Simon Property Group Inc.	9,675	1,478,727
Sirius XM Holdings Inc.(b)	29,526	180,109
Skyworks Solutions Inc.	4,812	729,788
Snap Inc., Class A, NVS(a)	30,897	1,471,006
Snap-on Inc.	1,604	330,280
Snowflake Inc., Class A(a)	6,136	2,087,160
SoFi Technologies Inc.(a)	15,047	258,808
SolarEdge Technologies Inc.(a)	1,474	483,118
Southern Co. (The)	30,843	1,884,507
Southwest Airlines Co.(a)	4,309	191,320
Splunk Inc.(a)	4,775	577,775
Security	Shares	Value

United States (continued)
Square Inc., Class A(a)	11,658	$2,428,711
SS&C Technologies Holdings Inc.	6,892	526,066
Stanley Black & Decker Inc.	4,740	828,362
Starbucks Corp.	34,346	3,765,695
State Street Corp.	10,563	939,790
Steel Dynamics Inc.	6,202	370,880
Stryker Corp.	9,935	2,350,919
Sun Communities Inc.	3,376	636,646
Sunrun Inc.(a)	5,043	232,180
SVB Financial Group(a)	1,709	1,183,192
Synchrony Financial	16,595	743,290
Synopsys Inc.(a)	4,436	1,512,676
Sysco Corp.	15,057	1,054,592
T-Mobile U.S. Inc.(a)	18,075	1,966,741
T Rowe Price Group Inc.	6,698	1,339,265
Take-Two Interactive Software Inc.(a)	3,394	562,997
Target Corp.	14,216	3,466,429
TE Connectivity Ltd.	9,555	1,470,801
Teladoc Health Inc.(a)	4,205	425,756
Teledyne Technologies Inc.(a)	1,356	563,133
Teleflex Inc.	1,372	408,060
Teradyne Inc.	4,735	723,839
Tesla Inc.(a)	24,513	28,061,502
Texas Instruments Inc.	26,892	5,173,214
Textron Inc.(b)	6,470	458,076
Thermo Fisher Scientific Inc.	11,460	7,252,232
TJX Companies Inc. (The)	35,029	2,431,013
Tractor Supply Co.	3,322	748,546
Trade Desk Inc. (The), Class A(a)	12,580	1,301,024
Tradeweb Markets Inc., Class A	3,068	294,528
TransDigm Group Inc.(a)	1,512	874,012
TransUnion	5,580	620,440
Travelers Companies Inc. (The)	7,268	1,068,033
Trimble Inc.(a)	7,330	629,427
Truist Financial Corp.	38,886	2,306,329
Twilio Inc., Class A(a)	4,863	1,391,547
Twitter Inc.(a)	23,549	1,034,743
Tyler Technologies Inc.(a)	1,190	617,586
Tyson Foods Inc., Class A	8,606	679,530
U.S. Bancorp.	40,963	2,266,892
Uber Technologies Inc.(a)	35,444	1,346,872
UDR Inc.	8,837	501,323
UGI Corp.	6,091	251,254
Ulta Beauty Inc.(a)	1,505	577,845
Union Pacific Corp.	18,996	4,476,217
United Parcel Service Inc., Class B	21,231	4,211,593
United Rentals Inc.(a)	2,109	714,403
UnitedHealth Group Inc.	27,454	12,195,616
Unity Software Inc.(a)	1,646	283,754
Universal Health Services Inc., Class B	2,343	278,184
Upstart Holdings Inc.(a)	566	115,968
Vail Resorts Inc.	1,179	391,086
Valero Energy Corp.	11,830	791,900
Veeva Systems Inc., Class A(a)	4,004	1,131,450
Ventas Inc.	11,462	537,797
VeriSign Inc.(a)	2,933	703,656
Verisk Analytics Inc.	4,550	1,023,159
Verizon Communications Inc.	120,599	6,062,512
Vertex Pharmaceuticals Inc.(a)	7,557	1,412,706
VF Corp.	9,928	712,135

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ViacomCBS Inc., Class B, NVS	17,708	$548,063
Viatris Inc.	35,226	433,632
VICI Properties Inc.	17,884	486,445
Visa Inc., Class A	49,160	9,525,733
Vistra Corp.	12,659	251,661
VMware Inc., Class A	6,041	705,226
Vornado Realty Trust	4,747	190,545
Vulcan Materials Co.	3,865	740,689
W R Berkley Corp.	4,137	317,060
Walmart Inc.	44,894	6,313,443
Walgreens Boots Alliance Inc.	21,666	970,637
Walt Disney Co. (The)(a)	52,870	7,660,863
Waste Management Inc.	12,266	1,970,778
Waters Corp.(a)	1,787	586,261
Wayfair Inc., Class A(a)(b)	2,155	534,095
WEC Energy Group Inc.	9,173	797,409
Wells Fargo & Co.	119,457	5,707,655
Welltower Inc.	12,173	969,214
West Pharmaceutical Services Inc.	2,155	953,932
Western Digital Corp.(a)	8,846	511,653
Western Union Co. (The)	11,837	187,261
Westinghouse Air Brake Technologies Corp.	5,231	464,356
Westrock Co.	7,875	341,696
Weyerhaeuser Co.	21,841	821,440
Whirlpool Corp.	1,864	405,867
Williams Companies Inc. (The)	35,391	948,125
Willis Towers Watson PLC	3,719	839,899
Workday Inc., Class A(a)	5,564	1,525,816
WP Carey Inc.	5,180	395,493
WW Grainger Inc.	1,314	632,573
Wynn Resorts Ltd.(a)	3,109	251,860
Xcel Energy Inc.	15,825	1,008,527
Xilinx Inc.	7,209	1,646,896
Xylem Inc./NY	5,248	635,585
Yum! Brands Inc.	8,612	1,057,898
Zebra Technologies Corp., Class A(a)	1,577	928,506
Zendesk Inc.(a)	3,533	360,755
Zillow Group Inc., Class A(a)	1,787	96,695
Zillow Group Inc., Class C, NVS(a)	4,876	264,621
Zimmer Biomet Holdings Inc.	5,981	715,328
Zoetis Inc.	13,806	3,065,484
Zoom Video Communications Inc., Class A(a)(b)	6,311	1,334,209
ZoomInfo Technologies Inc., Class A(a)	6,548	404,012
Zscaler Inc.(a)	2,394	830,646
		1,196,160,320

Total Common Stocks — 99.5%
(Cost: $1,382,069,928)		1,743,338,750
Security	Shares	Value

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,680	$132,227
Fuchs Petrolub SE, Preference Shares, NVS	2,024	90,899
Henkel AG & Co. KGaA, Preference Shares, NVS	5,192	409,651
Porsche Automobil Holding SE, Preference Shares, NVS	4,460	374,174
Sartorius AG, Preference Shares, NVS	764	525,579
Volkswagen AG, Preference Shares, NVS	5,407	987,833
		2,520,363
Total Preferred Stocks — 0.1%
(Cost: $2,299,150)		2,520,363

Rights

Germany — 0.0%
Vonovia SE (Expires 12/07/21)(a)	17,283	60,958

Total Rights — 0.0%
(Cost: $0)		60,958

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	9,226,705	9,230,396
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,620,000	1,620,000
		10,850,396
Total Short-Term Investments — 0.6%
(Cost: $10,847,744)		10,850,396

Total Investments in Securities — 100.2%
(Cost: $1,395,216,822)		1,756,770,467

Other Assets, Less Liabilities — (0.2)%		(3,865,425)

Net Assets — 100.0%		$1,752,905,042

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,947,642	$—		$(716,559	)(a)	$(434)	$(253)	$9,230,396	9,226,705	$14,844	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	810,000	810,000	(a)	—		—	—	1,620,000	1,620,000	22		—
BlackRock Inc.	3,794,856	474,319		(89,555)		(6,153)	(162,426)	4,011,041	4,434	16,615		—
						$(6,587)	$(162,679)	$14,861,437		$31,481		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	3	12/09/21	$500	$(37,254)
Euro STOXX 50 Index	18	12/17/21	830	(28,918)
FTSE 100 Index	4	12/17/21	376	(4,998)
S&P 500 E-Mini Index	20	12/17/21	4,566	52,162
				$(19,008)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI World ETF
November 30, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,275,255,270	$468,083,480	$—	$1,743,338,750
Preferred Stocks	90,899	2,429,464	—	2,520,363
Rights	60,958	—	—	60,958
Money Market Funds	10,850,396	—	—	10,850,396
	$1,286,257,523	$470,512,944	$—	$1,756,770,467
Derivative financial instruments(a)
Assets
Futures Contracts	$52,162	$—	$—	$52,162
Liabilities
Futures Contracts	—	(71,170)	—	(71,170)
	$52,162	$(71,170)	$—	$(19,008)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust